
FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Financial Statements for the Years
Ended December 31, 1995 and 1994
and Independent Auditors' Report










INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of FutureFunds Series Account of Great-West Life & Annuity Insurance Company:


We have audited the accompanying statement of assets and liabilities of Future
Funds Series Account of Great-West Life & Annuity Insurance Company as of
December 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, including each of the investment divisions. These f inancial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over

In our opinion, such financial statements present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Li fe & Annuity Insurance Company at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.




February 7, 1996




FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995                    <
    ASSETS:SharesCostValue  Investments in mutual funds:     Fidelity
Investments - Variable Insurance Products Fund/Asset Manager855,874$12,146,
125$13,514,247    Fidelity Investments - Variable Insurance Products Fund/
Growth665,89516,568,32119,444,135    Maxim Series Fund, Inc. - Affiliated
      Bond43,480,29053,169,82353,483,453          Corporate Bond1,9
207,508218,376233,543          INVESCO Small-Cap Growth2,157,6552,581,2662,
747,508          Mid-Cap17,800,70020,004,22524,099,497          Money Market
42,140,94342,164,46542,169,460          Small-Cap Index3,442,4423,515,5534,
020,672          Small-Cap Value328,650346,505350,633          Stock Index143
,503,203200,673,991284,083,523          T. Rowe Price Equity/Income5,174,2565,
874,2496,536,462          Total Return1,776,3232,152,9262,303,745
U.S. Government Securities33,298,35237,487,20236,633,157
6,174,65856,666,90874,466,371  Total investments$509,114,621626,823,180
  Other assets and liabilities:    Premiums due and accrued27,483,928    Due
to Great-West Life & Annuity Insurance Company(63,504)    Other liabilities
(111) NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)$654,243,
493See notes to financial statements.
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
                             VIPVIPCorporateInternationalINVESCOAsset Manager
GrowthBondBondEquityADRInvestmentInvestmentInvestmentInvestmentInvestment
InvestmentDivisionDivisionDivisionDivisionDivisionDivisionINVESTMENT INCOME$
165,467$33,827$3,115,701$94,398$342,869$1,082EXPENSES-mortality and expense risks  by category (Note 3)1.25130,014145,876630,6648,957204,
8729960.959041,1371,40822,1385NET INVESTMENT INCOME (LOSS)34,549(113,186)2,
483,62985,439135,85981NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS:    Net
realized gain (loss) on investments30,077(25,163)(15,151)(2,675)(24,131)656
  Net change in unrealized appreciation    on investments1,529,0022,682,8194,0
09,10357,1201,130,22115,167NET REALIZED AND UNREALIZED GAINON INVESTMENTS1,5
59,0792,657,6563,993,95254,4451,106,09015,823 NET INCREA
s to financial statements.
(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995   INVESCO Small-CapMoney
Small-CapSmall-CapStockGrowthMid-CapMarketIndexValueIndexInvestmentInvestment
InvestmentInvestmentInvestmentInvestmentDivisionDivisionDivisionDivision
DivisionDivisionINVESTMENT INCOME$97,001$641,768$2,146,352$112,818$
19,021$6,683,122EXPENSES-mortality and    expense risks by category (Note 3)1.
2511,954199,152484,59933,1361,4933,037,1860.951801,41740453516,916NET
INVESTMENT INCOME84,867441,1991,661,34979,14717,5273,639,020NET REALIZED AND
UNREALIZEDGAIN ON INVESTMENTS:    Net realized gain on investments5,22536,
83513,032981939,850    Net change in unrealized appreciation    on
investments166,2423,559,183508,9443,91565,708,126NET REALIZED AND UNREALIZED
GAINON INVESTMENTS171,4673,596,018521,9764,89666,647,976 NET INCREASE
 financial statements.
(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995                  U.S.
      T. Rowe PriceTotalGovernmentTCITCIEquity/IncomeReturnSecuritiesBalanced
GrowthInvestmentInvestmentInvestmentInvestmentInvestmentTotalDivisionDivision
DivisionDivisionDivisionFutureFundsINVESTMENT INCOME$131,512$116,357$2,203,
948$903,566$58,710$16,867,519EXPENSES-mortality and    expense risks by
category (Note 3)1.2533,17418,278404,129438,823787,7056,571,008
ALIZED AND UNREALIZEDGAIN ON INVESTMENTS:    Net realized gain (loss) on
investments(919)61016,10536,664(42,295)969,701    Net change in unrealized
appreciation    on investments662,891168,0922,562,4255,751,11116,202,614104,
716,975NET REALIZED AND UNREALIZED GAINON INVESTMENTS661,972168,7022,578,5305
,787,77516,160,319105,686,676NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS$760,301$266,746$4,378,068$6,251,906$15,429,348$115,965,227
See notes to financial statements.(Concluded)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994VIP
                                            VIP      Asset ManagerGrowthBond
InvestmentInvestmentInvestmentDivision (D)Division (D)Division199519941995
199419951994FROM OPERATIONS:    Net investment income (loss)$34,549$(24,655)
$(113,186)$(19,694)$2,483,629$2,177,036    Net realized gain (loss) on
investments30,077(27)(25,163)2,551(15,151)(345,269)    Net change i
761,985)    Increase (decrease) in net assets resulting        from
operations1,593,628(185,562)2,544,470175,8526,477,581(1,930,218)FROM UNIT
TRANSACTIONS (by category):    Variable annuity contract:        Purchase
payments 1.253,467,6911,138,8314,140,551815,9396,004,3107,868,7350.9519,84519
,7428,564        Redemption1.25(288,498)(28,806)(482,399)(24,541)(5,121,131)
(3,679,086)0.95(44,000)    Net transfers from (to) other annuity contracts
1.251,036,3466,229,1187,706,4894,412,775(3,096,529)(8,787,531)0.951,1
1,0817,339,14312,982,9105,204,173(230,364)(4,597,882)INCREASE (DECREASE) IN N
ET ASSETS7,024,7097,153,58115,527,3805,380,0256,247,217(6,528,100)NET ASSETS:
     Beginning of period7,153,5815,380,02548,114,15654,642,256     End of
period$14,178,290$7,153,581$20,907,405$5,380,025$54,361,373$48,114,156(D)
The Investment Division commenced operations on April 21, 1994.See notes to financial statements.(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994
INVESCOCorporateInternationalINVESCOSmall-CapBondEquityADRGrowthInvestment
InvestmentInvestmentInvestmentDivision (I)Division (B)Division (G)Division
(H) 19951995199419951995FROM OPERATIONS:    Net investment income$85,439$135,
859$6,369$81$84,867    Net realized gain (loss) on investments(2,675)(24,131)
(127)6565,225    Net change in unrealized appreciation        (depreciation)
on investments57,1201,130,221(29,519)15,167166,242    Increase (decrease) in
net assets resulting        from operations139,8841,241
ase payments1.25286,5065,781,0161,617,80475,172652,9600.9538242,8852376,746
      Redemptions1.25(130,103)(589,919)(46,136)(4,719)(81,754)0.95(2,000)
    Net transfers from other annuity contracts1.252,447,415899,7789,737,
999173,7761,945,2590.952,3562,915,03411,225242,080    Increase in net assets
resulting        from unit transactions2,606,5569,046,79411,309,667255,6912,
765,291INCREASE IN NET ASSETS2,746,44010,288,74311,286,390271,5953,021,625NET
 ASSETS:     Beginning of period11,286,390     End of period$2,746,440$21,575
,133$11,286,390$271,595$3,021,625(B)  The Investment Division commenced operations on April 13, 1994.(G)  The Investment Division com
 .(I)    The Investment Division commenced operations on February 2, 1995.See notes to financial statements.(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1995 and 1994         Small-CapMid-CapMoney Market
IndexInvestmentInvestmentInvestmentDivision (B)DivisionDivision (
A)199519941995199419951994FROM OPERATIONS:    Net investment income$441,199$3
,845$1,661,349$640,323$79,147$1,454    Net realized gain on investments
36,835213,03257    Net change in unrealized appreciation        (depreciation
) on investments3,559,183536,089508,944(3,825)    Increase (decrease) in net a
ssets resulting        from operations4,037,217539,9361,661,349640,32
OM UNIT TRANSACTIONS:    Variable annuity contract:        Purchase payments
1.256,167,3191,153,9509,733,8089,618,391859,915239,2900.9534,50054,82812,222
        Redemptions1.25(470,569)(89,125)(8,569,592)(4,899,737)
(69,840)(17,250)0.95    Net transfers from other annuity contracts1.255,186,
5377,043,5259,017,65720,812,663676,4711,229,6530.951,906,5031,640,292725,484
   Increase in net assets        resulting from unit transactions12,824,2908,
108,35011,876,99325,531,3172,204,2521,451,693INCREASE IN NET ASSETS16,861,
5078,648,28613,538,34226,171,6402,805,3751,449,379NET ASSETS:     Beginning
of period8,648,28637,018,67510,847,0351,449,379     End of period$25,509,79
3$8,648,286$50,557,017$37,018,675$4,254,754$1,449,379(A)
erations on April 13, 1994.See notes to financial statements.(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994Small
-Cap   Stock   T. Rowe Price   ValueIndexEquity/IncomeInvestmentInvestment
InvestmentDivision (E)DivisionDivision (F)199519941995199419951994FROM
OPERATIONS:    Net investment income (loss)$17,527$(3)$3,639,020$5,745,905$98,
329$616    Net realized gain (loss) on investments981(99)939,8503,549,699(919
)(7)    Net change in unrealized appreciation        (depreciat
 resulting from operations22,423111 70,286,996(991,905)760,301(69)FROM UNIT
TRANSACTIONS:    Variable annuity contract:        Purchase payments1.2544,
43621,090,18636,511,3731,224,6293,5990.9537,0632,724        Redemptions1.25
(155)(13,550,775)
(12,990,437)(167,053)(1,389)0.95(64,815)    Net transfers from (to) other
  annuity contracts1.25291,267(111)(5,650,367)(72,768,148)5,165,135161,0790.
951,6829,554,59610,767    Increase (decrease) in net assets        resulting
from unit transactions337,230(111)11,415,888(49,247,212)6,236,202163,289
INCREASE (DECREASE) INNET ASSETS359,653081,702,884(50,239,117)6,996,503163,
220NET ASSETS:     Beginning of period207,183,447257,422,564163,220     End
of period$359,653$0$288,886,331$207,183,447$7,159,723$163,2
enced operations on November 9, 1994.See notes to financial statements.
(Continued)

FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994
                            TotalU.S. GovernmentTCIReturnSecuritiesBalanced
InvestmentInvestmentInvestmentDivision (C)DivisionDivision1995199419951994
19951994FROM OPERATIONS:    Net investment income$98,044$11,045$1,799,538$1
,197,488$464,131$332,525    Net realized gain (loss) on invest
nvestments168,092(17,273)2,562,425(2,444,417)5,751,111(506,778)    Increase
(decrease) in net assets        resulting from operations266,746(6,218)4,378,0
68(1,314,436)6,251,906(177,617)FROM UNIT TRANSACTIONS:    Variable annuity
contract:        Purchase payments
1.25450,23290,1305,318,7307,383,7175,757,1197,090,2890.952,5694,44312,547
    Redemptions1.25(13,622)(11,156)(2,106,664)(2,336,076)(2,015,728)(1,426,
309)0.95(4,000)    Net transfers from (to) other      annuity contracts1.251,
234,959489,8311,765,1514,595,086(298,270)6,576,6320.9546,541394,083845,265
 Increase in net assets resulting        from unit transactions1,720,679568,
8055,375,7439,642,7274,296,93312,240,612INCREASE IN NET ASSETS1,987,425562,
5879,753,8118,328,29110,548,83912,062,995 NET ASSETS:
$39,293,024$29,539,213$41,714,459$31,165,620(C)  The Investment Division
commenced operations on April 20, 1994.See notes to financial statements.
(Continued)
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995 and 1994
                                TCIGrowthInvestmentTotalDivisionFutureFunds
1995199419951994FROM OPERATIONS:    Net investment income (loss)$(730,971)$
(539,608)$10,278,551$9,532,646    Net realized gain (loss) on investments(42,
295)(2,387)969,7013,133,532    Net change in unrealized appreciation
(depreciation) on investments16,202,614(487,151)104,716,975(
,965,227(4,304,540)FROM UNIT TRANSACTIONS:    Variable annuity contract:
    Purchase payments1.2511,572,71914,796,51582,627,29988,328,5630.9530,
220289,517        Redemptions
1.25(2,926,025)(2,563,504)(36,588,546)(28,113,552)0.95(2,000)(116,815)    Net
 transfers from (to) other      annuity contracts1.25(1,083,104)8,963,68127,4
17,970(11,303,748)0.952,891,18025,999,734    Increase in net assets resulting
        from unit transactions10,482,99021,196,69299,629,15948,911,263
INCREASE IN NET ASSETS25,912,33820,167,546215,594,38644,606,723NET ASSETS:
  Beginning of period50,984,52830,816,982438,649,107394,042,384     End of
period$76,896,866$50,984,528$654,243,493$438,649,107(Conclu
FUTUREFUNDS SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTSYEARS ENDED DECEMBER 31, 1995 AND 19941.	HISTORY
 OF THE SERIES ACCOUNT	The FutureFunds Series Account of Great-West Life &
Annuity Insurance Company (the Series Account) is a separate account of Great -West Life & Annuity Insurance Company (the Company) and was established under Kansas law on November 15, 1983. In 1990, the Series Account was amended to conform to and comply with Colorado law in connecti e Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

	The Series Account has various investment divisions which invest in shares of an open-end management investment companies as follows:

FutureFunds Series Account Investment DivisionMutual Fund InvestmentVIP Asset
 ManagerFidelity Investments - Variable Insurance Products Fund-Asset Manager VIP GrowthFidelity Investments - Variable Insurance Products Fund-GrowthBond Maxim Series Fund, Inc. -BondCorporate BondMaxim Series Fund, Inc. -
Corporate BondInternational EquityMaxim Series Fund, Inc. - International EquityINVESCO ADRMaxim Series Fund, Inc. - INVESCO ADRINVESCO Small-Cap GrowthMaxim Series Fund, Inc. - INVESCO Small-Cap GrowthMid-CapMaxi
s Fund, Inc. - Small-Cap IndexSmall-Cap ValueMaxim Series Fund, Inc. - Small-Cap ValueStock IndexMaxim Series Fund, Inc. - Stock IndexT. Rowe Price Equity /IncomeMaxim Series Fund, Inc. - T. Rowe Price Equity/IncomeTotal ReturnMaxim
 Series Fund, Inc. - Total ReturnU.S. Government SecuritiesMaxim Series Fund, Inc. - U.S. Government SecuritiesTCI BalancedTCI Portfolios, Inc. - TCI
BalancedTCI GrowthTCI Portfolios, Inc. - TCI Growth2.	SIGNIFICANT ACCOUNTING
POLICIES	The following is a summary of significant acc
ccepted in the investment company industry:	a.	Security Transactions -
Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

		Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.


	b.	Security Valuation - The investments in shares of the Funds are valued at the closing net asset value per share as determined by each portfolio at year end.

		The cost of investments represents shares of the Funds which were purchased by the Series Account.  Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Funds.


	c.	Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves.  Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract.  The Company reserves the right to charge the
Series Account for federal income taxes attributed to the Series Account if such taxes are imposed in the future.

3.	CHARGES UNDER THE CONTRACTS

	a.	Contract Maintenance Charge - To compensate the Company for
administrative services, a contract maintenance charge of not more than $60 is deducted from each participant's account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

	b.	Charges Incurred for Total or Partial Surrenders - Pursuant to the
contract, charges will be made for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

	c.	Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

	d.	Deductions for Assumption of Mortality and Expense Risk - The Company
deducts an amount, computed daily, from the net asset value of the Series
 Account investments, equal to an annual rate of 1.25% or .95% depending on the size of the contract.  This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.
The level of this charge is guaranteed and will not change.

4.	RELATED PARTY SERVICES

	The Company's parent, The Great-West Life Assurance Company, serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the Funds to compensate The Great-West Life Assurance Company for investment advisory services.


5.	COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

	The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1995, for each investment division.

Total VariableAnnuityContractUnitsUnit ValueLiabilitiesNET ASSETS APPLICABLE
TO OUTSTANDING  UNITS OF CAPITAL:  Investment Division:    VIP - Asset
Manager     1.251,202,943.323618$10.756029$12,938,893  VIP - Asset Manager
  0.95118,138.12738910.4910831,239,397  VIP - Growth
1.251,502,634.50756412.86255819,327,724  VIP - Growth     0.95164,201.3384029
 .6203881,579,681  Bond     1.252,010,468.98841826.04522052,363,107  Bond
0.95197,590.07106710.1131901,998,266  Corporate Bond     1.25220,637.0951561
7.33575911.28686518,569,572  International Equity     0.95290,190.43581310.
3572013,005,561  INVESCO ADR     1.2523,104.73125311.245288259,819  INVESCO
ADR     0.951,130.82865610.41317211,776  INVESCO Small-Cap Growth
1.25210,982.03561713.0891522,761,576  INVESCO Small-Cap Growth     0.9524,147
 .18296010.769328260,049  Mid-Cap     1.251,715,174.42180513.69988323,497,689
 Mid-Cap     0.95194,687.27417410.3350552,012,104  Money Market     1.252,880
,571.67332816.96185448,859,836  Money Market     0.95169,096
0.9572,120.51387710.434575752,547  Small-Cap Value     1.2530,919.43568011.
576180357,929  Small-Cap Value     0.95164.59751710.4770111,724  Stock Index
    1.257,636,165.39706336.567281279,233,806  Stock Index     0.95937,180.
74623010.2995349,652,525  T. Rowe Price Equity/Income     1.25550,610.
65888412.9781367,145,900  T. Rowe Price Equity/Income     0.951,324.94191810.
43253613,823  Total Return     1.25214,442.70742211.6604932,500,508  Total
Return     0.954,862.58952510.18068649,504  U.S. Government Secu
9300402,878  TCI Balanced     1.253,153,172.39081012.95616040,853,006  TCI
Balanced     0.9584,634.09931910.178559861,453  TCI Growth     1.254,954,474.
11588214.93494973,994,818  TCI Growth     0.95292,581.1455009.9187812,902,048
  TOTAL$654,243,493
6.	SELECTED DATA	The following is a summary of selected data for a unit of
capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991:
VIPVIPVIPVIPCorporateCorporateAsset ManagerAsset ManagerGrowthGrowthBondBond
BondBond1.250.951.250.951.250.951.250.951995(D)(J)(D)(J)(J)(I)(J)Beginning
Unit Value$              9.31$        10.00$             9.62$        10.00$
           22.89$        10.00$          10.00$        10.
     10.11$          12.44$        10.30Number of Units Outstanding1,202,943.
32118,138.131,502,634.51164,201.342,010,468.99197,590.07220,637.10269.421994
Beginning Unit Value$            10.00$            10.00$            23.74
Ending Unit Value$              9.31$             9.62$           22.89Number
 of Units Outstanding768,426.17559,313.442,102,049.131993Beginning Unit Value
$            22.14Ending Unit Value$            23.74Number of Units
Outstanding2,301,785.20
1992Beginning Unit Value$            21.10Ending Unit Value$            22.14
Number of Units Outstanding1,995,291.181991Beginning Unit Value$
 18.63Ending Unit Value$            21.10Number of Units Outstanding2,067,965
 .90(D)  The Investment Division commenced operations on April 21, 1994, at a
unit value of $10.00.(I)    The Investment Division commenced operations on
February 2, 1995, at a unit value of $10.00.(J)    The Investment Division
commenced operations on December 4, 1995, at a unit val
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991:INVESCOINVESCOInternationalInternationalINVESCOINVESCOSmall-CapSmall
-CapEquityEquityADRADRGrowthGrowthMid-CapMid-Cap1.250.951.250.951.250.951.250
 .951995(B)(J)(G)(J)(H)(J)(B)(J)Beginning Unit Value$        10.49$        10.
00$        10.00$        10.00$        10.00$
41$        13.09$        10.77$        13.70$        10.34Number of Units
Outstanding1,645,237.34290,190.4423,104.731,130.83210,982.0424,147.181,715,
174.42194,687.271994Beginning Unit Value$        10.00$        10.00 Ending
 Unit Value$        10.49$        10.96Number of Units Outstanding1,075,821.
94788,758.551993Beginning Unit ValueEnding Unit ValueNumber of Units
Outstanding1992Beginning Unit ValueEnding Unit Value
Number of Units Outstanding1991Beginning Unit ValueEnding Unit ValueNumber of
 Units Outstanding(B)  The Investment Division commenced operations on April
13, 1994, at a unit value of $10.00.(G)  The Investment Division commenced operations on January 5, 1995, at a unit value of $10.00.(H)  The Investment
Division commenced operations on January 9, 1995, at a unit value of $10.00.
(J)   The Investment Division commenced operations on December 4, 1995, at a unit value of $10.00.(Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991:MoneyMoneySmall-CapSmall-CapSmall-CapSmall-CapStockStockMarketMarket
IndexIndexValueValueIndexIndex1.250.951.250.951.250.951.250.951995(J)(A)(J)(E
)(J)(J)Beginning Unit Value$        16.25$        10.00$          9.48$
10.00$        10.15$        10.00$        27.30$
  10.48$        36.57$        10.30Number of Units Outstanding2,880,571.67169
,096.04296,281.3672,120.5130,919.44164.607,636,165.40937,180.751994Beginning
Unit Value$        15.84$        10.00$        10.00$        27.61Ending Uni
t Value$        16.25$          9.48$        10.15$        27.30 Number of
Units Outstanding2,277,816.08152,895.000.017,589,448.891993Beginning Unit
Value$        15.60$        25.44Ending Unit Value$        15.84$
27.61Number of Units Outstanding684,668.939,325,064.151992Be
s Outstanding787,941.298,106,010.86 1991Beginning Unit Value$        14.59$
     19.97Ending Unit Value$        15.26$        24.33Number of Units
Outstanding901,602.838,262,907.65(A)  The Investment Division commenced operations on March 15, 1994, at a unit value of $10.00.(E)  The Investment
Division commenced operations on November 4, 1994, at a unit value of $10.00.
(J)   The Investment Division commenced operations on December 4, 1995, at a unit value of $10.00. (Continued)
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year and the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and 1991:U.S.U.S.T. Rowe PriceT. Rowe PriceTotalTotalGovernmentGovernment
TCITCIEquity/IncomeEquity/IncomeReturnReturnSecuritiesSecuritiesBalanced
Balanced1.250.951.250.951.250.951.250.951995(F)(J)(C)(J)(J)(J)Beginning Unit
Value$            9.85$          10.00$           9.62$
12.98$          10.43$         11.66$          10.18$            12.29$
    10.15$            12.96$          10.18Number of Units Outstanding550,610
 .661,324.94214,442.714,862.593,165,425.8339,695.163,153,172.3984,634.101994
Beginning Unit Value$          10.00$         10.00$            11.21$
     10.90Ending Unit Value$            9.85$           9.62$
10.71$            10.83Number of Units Outstanding16,574.2958,473.262,756,894
 .602,877,738.221993Beginning Unit Value$            10.
,295.351,752,730.911992Beginning Unit Value$            10.00$            10.
00Ending Unit Value$            10.38$            10.25Number of Units
Outstanding251,644.29473,967.511991Beginning Unit Value Ending Unit Value
Number of Units Outstanding(C)  The Investment Division commenced operations
on April 20, 1994, at a unit value of $10.00.(F)   The Investment Division
commenced operations on November 9, 1994, at a unit value of $10.00.(J)
The Investment Division commenced operations on December 4, 1995
6.	SELECTED DATA (continued)	The following is a summary of selected data for
a unit of capital of the Series Account at the beginning and end of the year a nd the number of units outstanding at December 31, 1995, 1994, 1993, 1992 and
1991:

TCITCIGrowthGrowth1.250.951995(J)Beginning Unit Value$            11.53$
     10.00Ending Unit Value$            14.93$            9.92Number of Units
 Outstanding4,954,474.12292,581.151994Beginning Unit Value$            11.82
Ending Unit Value$            11.53Number of Units Outstanding4,420,493
 .641993Beginning Unit Value$            10.85Ending Unit Value$            11
 .82Number of Units Outstanding2,607,850.291992Beginning Unit Value$
10.00 Ending Unit Value$            10.85Number of Unit
vision commenced operations on December 4, 1995, at a unit value of $10.00. (Concluded)
7.	CHANGE IN SHARESThe following is a summary of the net change in total investment shares held in each of the respective mutual funds:

For the year ended December 31,19951994   Fidelity Investments- VIP Asset
Manager384,110471,764   Fidelity Investments- VIP Growth437,035228,860
Maxim Series Fund, Inc.- Bond1,668,582(2,683,233)   Maxim Series Fund, Inc.-
Corporate Bond1,904,375   Maxim Series Fund, Inc.- International Equity8,349,
7599,808,352   Maxim Series Fund, Inc.- INVESCO ADR207,508   Maxim Series
Fund, Inc.- INVESCO Small-Cap Growth2,157,655   Maxim Series Fund, Inc.- Mid-
Cap10,521,8367,278,864   Maxim Series Fund, Inc.- Money Mark
Inc.- Small-Cap Value309,52719,123   Maxim Series Fund, Inc.- Stock Index6,
987,871(28,632,946)   Maxim Series Fund, Inc.- T. Rowe Price Equity/Income5,
053,016121,240   Maxim Series Fund, Inc.- Total Return1,342,515433,808
Maxim Series Fund, Inc.- U.S. Government Securities6,659,7377,517,805   TCI
Portfolios, Inc.- TCI Balanced726,2201,794,111   TCI Portfolios, Inc.- TCI
Growth883,0841,998,012                  7